UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21178

BlackRock Maryland Municipal Bond Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
 BlackRock Maryland Municipal Bond Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments.

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (Unaudited)

BlackRock Maryland Municipal Bond Trust (BZM)
	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—155.1%
		Maryland—121.5%
A3	$ 2,870	Anne Arundel Cnty. Econ. Dev., Cmnty. Coll. Proj., 5.25%, 9/01/28	09/12 @ 102	$ 2,973,894
NR	1,000	Baltimore, Spec. Oblig. Rev., Harborview Lot No. 2 Proj., 6.50%, 7/01/31	07/13 @ 101	1,038,640
		Baltimore Cnty., GO,
AAA	2,000 [3]	Met. 67th Dist., 5.00%, 6/01/22	06/11 @ 101	2,108,880
AAA	2,000	Met. 68th Dist., 5.00%, 8/01/28	08/12 @ 100	2,049,740
		Baltimore Wstwtr. Proj., Ser. A, FGIC,
AAA	2,000	5.125%, 7/01/42	07/12 @ 100	2,043,360
AAA	3,500	5.20%, 7/01/32	07/12 @ 100	3,644,305
NR4	1,000	Frederick Cnty., Urbana Cmnty. Dev. Auth., 6.625%, 7/01/25	07/07 @ 102	1,042,830
Baa3	1,500	Maryland Econ. Dev. Corp., Student Hsg. Rev., Univ. of Maryland Proj., Ser. A, 5.75%, 10/01/33	10/13 @ 100	1,552,320
		Maryland Hlth. & Higher Edl. Facs. Auth.,
A	2,000	Brd. of Child Care Proj., 5.375%, 7/01/32	07/12 @ 100	2,077,400
BBB+	1,990	Carroll Cnty. Gen. Hosp. Proj., 6.00%, 7/01/37	07/12 @ 100	2,080,963
A-	750	Goucher Coll. Proj., 5.375%, 7/01/25	07/14 @ 100	786,885
AA	2,000	Johns Hopkins Univ. Proj., Ser. B, 5.00%, 7/01/41	07/11 @ 100	2,021,140
A	2,000	Loyola Coll. Issue Proj., 5.00%, 10/01/39	10/09 @ 101	2,006,880
A3	2,000	Union Hosp. of Cecil Cnty. Proj., 5.625%, 7/01/32	07/12 @ 100	2,061,420
A	2,000	Univ. of Maryland Med. Sys. Proj., 5.25%, 7/01/34	07/11 @ 100	2,023,180
A+	1,905	Maryland Ind. Dev. Fin. Auth., Econ. Dev. Rev., Nat. Aquarium Baltimore Fac., Ser. B,
		5.20%, 11/01/26	11/12 @ 100	1,962,169
AAA	2,000	Maryland Transp. Auth., Arpt. Pkg. Rev., Baltimore/Wash Intl. Arpt. Proj., Ser. B,
		5.125%, 3/01/24, AMBAC	03/12 @ 101	2,051,440
		Montgomery Cnty. Lease, Metrorail Garage Proj.,
AA	500	5.00%, 6/01/23	06/12 @ 100	521,570
AA	1,435	5.00%, 6/01/24	06/12 @ 100	1,490,391
		St. Marys Coll., Academic & Auxil. Fees, Ser. A, AMBAC,
AAA	1,000	5.00%, 9/01/27	09/12 @ 101	1,024,840
AAA	1,000	5.00%, 9/01/32	09/12 @ 101	1,015,500

				37,577,747

		Puerto Rico—26.2%
BBB	2,000	Children’s Trust Fund, Tobacco Settlement Rev., 5.50%, 5/15/39	05/12 @ 100	1,809,640
AAA	2,060	Puerto Rico Elec. Pwr. Auth., Ser. HH, 5.25%, 7/01/29, FSA	07/10 @ 101	2,155,399
		Puerto Rico Hwy. & Transp. Auth.,
A	2,000	Ser. D, 5.25%, 7/01/38	07/12 @ 100	2,045,060
AAA	500	Ser. J, 5.00%, 7/01/29, MBIA	07/14 @ 100	514,555
		Puerto Rico Pub. Bldgs. Auth., Gov’t Facs., Ser. D,
A-	1,100 [5]	5.375%, 7/01/12	N/A	1,232,330
A-	350	5.375%, 7/01/33	07/12 @ 100	360,626

				8,117,610

		Multi-State—7.4%
Baa1	2,000 [6]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	2,279,980

		Total Investments—155.1% (cost $45,810,480)		$ 47,975,337
		Other assets in excess of liabilities—3.1%		954,544
		Preferred shares at redemption value, including dividends payable—(58.2)%		(18,003,971)

		Net Assets Applicable to Common Shareholders—100%		$ 30,925,910

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[6]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2004, the Trust held 7.4% of its net assets, with a current market value of $2,279,980, in securities restricted as to resale.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corporation	GO	— General Obligation
FGIC	— Financial Guaranty Insurance Company	MBIA	— Municipal Bond Insurance Association
FSA	— Financial Security Assurance

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant's principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Maryland Municipal Bond Trust

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Treasurer Date: January 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name: Robert S. Kapito Title: Principal Executive Officer Date: January 20, 2005

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Principal Executive Officer Date: January 20, 2005